STOCKHOLDERS' EQUITY (Schedule of Activity of Warrants) (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Number of Warrants
Outstanding at beginning of period	160,152	163,010	160,152
Warrants expired, forfeited, cancelled or exercised		(102,800)
Outstanding at end of period		311,898	163,010
Exercisable at end of period		162,474	145,857
Weighted Avg. Exercise Price
Outstanding at beginning of period	$ 14.00	$ 14.00	$ 14.00
Warrants expired		14.00
Outstanding at end of period		5.46	14.00
Exercisable at end of period		$ 6.08	$ 14.00
Remaining Contractual Life (Years)
Outstanding at end of period		4 years 8 months 12 days	3 years 4 months 24 days
Exercisable at end of period		4 years 8 months 12 days	3 years 4 months 24 days
Warrant [Member]
Number of Warrants
Outstanding at beginning of period	1,815,182	1,487,570	1,815,182
Warrants expired, forfeited, cancelled or exercised	(38)		(327,612)
Warrants issued		67,500
Outstanding at end of period		1,588,750	1,487,570
Exercisable at end of period		1,521,250	1,487,570
Weighted Avg. Exercise Price
Outstanding at beginning of period	$ 9.52	$ 8.78	$ 9.52
Warrants issued		9.00
Outstanding at end of period		8.79	8.78
Exercisable at end of period	$ 214,286	$ 8.41	$ 8.79
Remaining Contractual Life (Years)
Outstanding at beginning of period		2 years 9 months 18 days	3 years 10 months 25 days
Warrants issued		2 years 7 months 6 days
Outstanding at end of period		4 years 9 months 18 days	2 years 9 months 18 days
Exercisable at end of period		2 years 8 months 12 days	2 years 9 months 18 days